Quarterly Holdings Report
for
Fidelity® Capital & Income Fund
January 31, 2026
CAI-NPRT3-0426
1.813054.121
Alternative Funds - 2.4%
	Shares	Value ($)
Fidelity Private Credit Company LLC (d)(n) (Cost $378,469,472)	38,033,001	357,342,865

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.3676% 10/20/2037 (f)(h)(i)	757,000	770,328
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (f)(h)(i)	1,000,000	1,008,541
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.4711% 1/16/2037 (f)(h)(i)	490,000	490,782
TOTAL BAILIWICK OF JERSEY		2,269,651
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.1722% 4/15/2037 (f)(h)(i)	1,228,000	1,233,721
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9192% 10/22/2037 (f)(h)(i)	1,152,000	1,152,914
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3222% 3/31/2038 (f)(h)(i)	721,000	736,346
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (f)(h)(i)	1,078,000	1,102,195
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4176% 7/20/2038 (f)(h)(i)	691,000	703,452
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.018% 7/24/2038 (f)(h)(i)	1,747,000	1,793,171
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (f)(h)(i)	1,141,000	1,149,407
Bbam US Clo III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.8722% 10/15/2038 (f)(h)(i)	889,000	884,333
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.3222% 4/15/2038 (f)(h)(i)	1,562,000	1,572,014
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (f)(h)(i)	1,672,000	1,681,189
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4176% 10/20/2037 (f)(h)(i)	903,000	908,152
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (f)(h)(i)	1,404,000	1,446,353
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (f)(h)(i)	1,082,000	1,094,267
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0176% 10/20/2037 (f)(h)(i)	412,000	418,004
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (f)(h)(i)	2,379,000	2,466,673
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (f)(h)(i)	956,000	957,425
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.2222% 10/15/2036 (f)(h)(i)	5,156,000	5,196,218
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.7676% 7/20/2037 (f)(h)(i)	2,754,000	2,787,370
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7722% 4/15/2038 (f)(h)(i)	1,048,000	1,052,746
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (f)(h)(i)	1,608,000	1,623,191
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2037 (f)(h)(i)	471,000	478,719
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (f)	664,000	678,704
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6722% 7/15/2037 (f)(h)(i)	914,000	925,879
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (f)(h)(i)	1,120,000	1,128,312
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 10/20/2037 (f)(h)(i)	1,070,000	1,079,443
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2176% 7/20/2037 (f)(h)(i)	1,291,000	1,300,952
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.2676% 10/20/2037 (f)(h)(i)	2,024,000	2,043,667
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (f)(h)(i)	726,000	725,482
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1722% 7/15/2033 (f)(h)(i)	1,586,000	1,587,096
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.3722% 1/15/2033 (f)(h)(i)	2,485,000	2,485,410
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4676% 4/20/2038 (f)(h)(i)	640,000	640,207
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6722% 10/15/2039 (f)(h)(i)	1,250,000	1,275,861
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		44,308,873
UNITED STATES - 0.0%
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (f)	750,000	759,509
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4176% 1/20/2038 (f)(h)(i)	864,000	876,959
Systima Capital Management LLC Series 2025-SUP2 Class E, U.S. 30-Day Avg. SOFR Index + 4%, 7.3973% 9/25/2032 (f)(h)(i)	315,512	316,918
TOTAL UNITED STATES		1,953,386
TOTAL ASSET-BACKED SECURITIES (Cost $47,944,725)		48,531,910

Bank Loan Obligations - 10.1%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (g)(h)(i)	8,875,456	8,877,675
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (g)(h)(i)	16,075,275	16,289,558
LUXEMBOURG - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (g)(h)(i)	11,885,000	11,706,725
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.6668% 1/30/2031 (e)(g)(h)	936,788	832,177
TOTAL LUXEMBOURG		12,538,902
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (g)(h)(i)	20,017,248	19,937,980
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (g)(h)(i)	11,912,813	10,356,761
UNITED KINGDOM - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1719% 9/27/2029 (g)(h)(i)	8,558,189	8,517,538
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2031 (g)(h)(i)(k)	21,305,000	21,251,737
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (g)(h)(i)	44,541,098	44,504,129
TOTAL ENERGY		65,755,866
TOTAL UNITED KINGDOM		74,273,404
UNITED STATES - 9.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0236% 3/25/2026 (g)(h)(i)	7,897,021	4,698,728
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9562% 3/25/2026 (e)(g)(h)(i)	210,242	219,703
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 3/25/2026 (g)(h)(i)	1,931,635	2,018,558
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4336% 3/25/2026 (e)(g)(h)(i)	210,677	210,677
		7,147,666
Media - 0.1%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 6/24/2029 (g)(h)(i)	728,575	727,664
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 1/31/2029 (g)(h)(i)	7,218,750	7,155,586
		7,883,250
TOTAL COMMUNICATION SERVICES		15,030,916
Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 5/6/2030 (g)(h)(i)	2,612,004	2,607,118
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/23/2032 (g)(h)(i)	6,607,263	6,599,003
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 6/20/2031 (g)(h)(i)	3,308,223	3,256,946
Diversified Consumer Services - 0.3%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (g)(h)(i)	25,859,896	20,830,147
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 5/15/2028 (g)(h)(i)	26,085,029	26,085,029
		46,915,176
Hotels, Restaurants & Leisure - 0.2%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/29/2029 (g)(h)(i)	28,921,209	28,835,892
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (g)(h)(i)	8,916,752	8,567,483
		37,403,375
Household Durables - 0.1%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (g)(h)(i)	11,890,000	11,875,138
Specialty Retail - 0.9%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1196% 10/16/2031 (g)(h)(i)	4,626,613	4,637,023
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/4/2031 (g)(h)(i)	2,719,756	2,669,114
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5212% 6/6/2031 (g)(h)(i)	115,492,946	110,940,215
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (g)(h)(i)	1,485,000	1,482,683
SGUS LLC 1LN, term loan 14.65% 7/15/2026 (e)(g)(h)	278,800	250,920
SGUS LLC term loan 10% 7/15/2026 (e)(g)(h)	181,336	54,401
SGUS LLC Tranche FIRST OUT DIP PIK, term loan CME Term SOFR 3 month Index + 10%, 14.65% 7/15/2026 (e)(g)(h)(i)	19,516	17,564
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 1/30/2031 (g)(h)(i)	2,094,256	2,092,016
		122,143,936
TOTAL CONSUMER DISCRETIONARY		230,800,692
Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (g)(h)(i)	1,786,452	1,140,346
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (g)(h)(i)	1,165,101	1,157,038
		2,297,384
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 2/12/2031 (g)(h)(i)	2,117,898	2,052,476
TOTAL CONSUMER STAPLES		4,349,860
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (g)(h)(i)	1,352,873	1,349,490
Mesquite Energy Inc 1LN, term loan 0% (e)(g)(h)(j)	2,528,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(g)(h)(i)(j)	5,860,874	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (g)(h)(i)	22,084,511	8,585,354
TOTAL ENERGY		9,934,844
Financials - 1.2%
Capital Markets - 0.2%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (g)(h)(i)	9,409,104	9,416,914
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/15/2031 (g)(h)(i)	23,844,301	23,679,060
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/26/2031 (g)(h)(i)	1,726,950	1,724,066
		34,820,040
Financial Services - 0.4%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (g)(h)(i)	13,725,000	13,038,750
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 7/31/2031 (g)(h)(i)	11,855,288	11,647,820
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1497% 10/8/2032 (g)(h)(i)	1,270,000	1,269,212
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (g)(h)(i)	28,591,325	28,619,059
		54,574,841
Insurance - 0.6%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 6/21/2032 (g)(h)(i)	16,284,718	16,264,362
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 11/6/2030 (g)(h)(i)	11,642,661	11,599,000
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/31/2032 (g)(h)(i)(k)	3,625,913	3,612,315
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/19/2031 (g)(h)(i)	34,071,588	33,954,383
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4219% 5/6/2032 (g)(h)(i)	13,536,842	13,570,684
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 5/6/2031 (g)(h)(i)	2,254,718	2,245,564
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (g)(h)(i)	7,753,790	7,747,432
		88,993,740
TOTAL FINANCIALS		178,388,621
Health Care - 0.6%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 1/15/2031 (g)(h)(i)	3,124,300	3,143,827
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4219% 10/23/2028 (g)(h)(i)	4,182,719	4,192,673
		7,336,500
Health Care Technology - 0.5%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 2/15/2029 (g)(h)(i)	28,675,492	28,275,182
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4495% 5/1/2031 (g)(h)(i)	34,463,149	31,813,967
		60,089,149
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 12/12/2031 (g)(h)(i)	6,675,842	6,670,300
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9219% 10/8/2030 (g)(h)(i)	17,974,675	17,504,817
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 8/2/2032 (g)(h)(i)	1,306,725	1,309,992
		18,814,809
TOTAL HEALTH CARE		92,910,758
Industrials - 1.1%
Aerospace & Defense - 0.2%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 8/19/2032 (g)(h)(i)	21,590,888	21,572,103
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 1/19/2032 (g)(h)(i)	10,121,875	10,113,778
		31,685,881
Commercial Services & Supplies - 0.8%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 2/14/2032 (g)(h)(i)	19,105,625	19,029,203
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 12/21/2028 (g)(h)(i)	17,401,872	17,378,205
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (g)(h)(i)	6,233,963	5,004,999
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (g)(h)(i)	30,825,796	27,159,684
CSC Serviceworks Inc Tranche NEW $ FLFO TL, term loan CME Term SOFR 3 month Index + 5.5%, 9.101% 9/30/2030 (e)(g)(h)(i)	4,418,522	4,462,707
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.1276% 6/21/2028 (g)(h)(i)	2,901,225	2,899,426
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 1/28/2033 (g)(h)(i)(k)	15,000,000	14,749,950
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7669% 4/11/2029 (g)(h)(i)	15,248,800	15,235,076
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9212% 11/30/2028 (g)(h)(i)	1,717,232	1,717,232
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7864% 12/10/2026 (g)(h)(i)	4,772,251	4,766,286
		112,402,768
Machinery - 0.1%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (g)(h)(i)	1,930,000	1,930,000
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7719% 3/25/2031 (g)(h)(i)	6,037,463	6,011,079
		7,941,079
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9176% 5/28/2032 (g)(h)(i)	1,225,738	1,226,963
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6726% 2/22/2031 (g)(h)(i)	2,250,912	2,250,440
		3,477,403
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 9/29/2031 (g)(h)(i)	4,701,263	4,695,386
TOTAL INDUSTRIALS		160,202,517
Information Technology - 3.6%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 7/9/2032 (g)(h)(i)	1,948,904	1,951,340
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 8/18/2031 (g)(h)(i)	2,923,000	2,925,192
		4,876,532
IT Services - 1.3%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (g)(h)	3,712,093	3,039,275
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 3/20/2032 (g)(h)(i)	5,607,625	5,390,330
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	117,435,000	121,398,432
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (g)(h)(i)	61,441,582	61,300,880
		191,128,917
Software - 2.3%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/23/2032 (g)(h)(i)	225,000	227,075
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 2/24/2031 (g)(h)(i)	11,658,361	11,554,485
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 12/11/2028 (g)(h)(i)	17,501,902	17,277,702
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 3/29/2032 (g)(h)(i)	28,044,251	27,436,532
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (g)(h)(i)	1,595,980	1,552,090
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (g)(h)(i)	1,635,000	1,569,600
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (g)(h)(i)	29,037,438	27,609,667
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5909% 11/15/2032 (g)(h)(i)	1,750,000	1,733,235
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6785% 6/2/2028 (g)(h)(i)	21,281,182	19,570,813
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (g)(h)(i)	82,779,512	82,107,343
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 9/8/2032 (g)(h)(i)	8,940,000	8,889,757
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (g)(h)(i)	83,008,061	80,829,100
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9168% 4/14/2031 (g)(h)(i)	34,824,335	34,389,031
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	29,496,775	31,905,777
		346,652,207
TOTAL INFORMATION TECHNOLOGY		542,657,656
Materials - 1.0%
Chemicals - 0.6%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (g)(h)(i)	61,332,263	57,345,666
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (g)(h)(i)	25,842,928	25,519,892
		82,865,558
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8469% 4/13/2029 (g)(h)(i)	62,363,150	62,015,163
TOTAL MATERIALS		144,880,721
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3531% 5/17/2030 (g)(h)(i)	545,754	545,459
TOTAL UNITED STATES		1,379,702,044
TOTAL BANK LOAN OBLIGATIONS (Cost $1,548,349,103)		1,521,976,324

Common Stocks - 22.4%
	Shares	Value ($)
CANADA - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (b)	195,100	25,600,203
CHINA - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	5,184,000	64,628,232
FRANCE - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (e)	1,010,567	15,368,744
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	11,800	7,615,775
TOTAL FRANCE		22,984,519
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (b)	695,700	2,114,928
Studio City International Holdings Ltd ADR (b)(f)	631,958	1,921,152

TOTAL HONG KONG		4,036,080
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc (e)	122,283	1
Metals & Mining - 0.0%
Algoma Steel Sca (b)(e)	198,162	2
TOTAL LUXEMBOURG		3
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	43,500	9,837,090
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	489,500	161,809,120
UNITED STATES - 20.5%
Communication Services - 3.0%
Interactive Media & Services - 2.1%
Alphabet Inc Class A	344,200	116,339,600
Meta Platforms Inc Class A	266,600	191,018,900
		307,358,500
Media - 0.9%
EchoStar Corp (b)(d)	472,785	53,528,718
EchoStar Corp Class A (b)(c)	769,300	87,100,146
iHeartMedia Inc Class A (b)	104	337
		140,629,201
TOTAL COMMUNICATION SERVICES		447,987,701
Consumer Discretionary - 1.7%
Automobile Components - 0.0%
UC Holdings Inc (b)(e)	677,217	7
Broadline Retail - 0.4%
Amazon.com Inc (b)	256,900	61,476,170
Hotels, Restaurants & Leisure - 0.4%
Booking Holdings Inc	4,600	23,008,464
Boyd Gaming Corp	453,873	38,370,423
New Cotai LLC / New Cotai Capital Corp (b)(d)(e)	3,366,626	605,993
		61,984,880
Household Durables - 0.6%
TopBuild Corp (b)	174,900	81,861,945
Specialty Retail - 0.2%
Dick's Sporting Goods Inc	140,400	28,360,800
Textiles, Apparel & Luxury Goods - 0.1%
Arena Brands Holding Corp (d)(e)	659,302	15,078,237
TOTAL CONSUMER DISCRETIONARY		248,762,039
Consumer Staples - 0.2%
Beverages - 0.0%
Celsius Holdings Inc (b)	238,100	12,495,488
Consumer Staples Distribution & Retail - 0.2%
Southeastern Grocers LLC rights (b)(e)	793,345	31,083
US Foods Holding Corp (b)	310,200	25,938,924
		25,970,007
TOTAL CONSUMER STAPLES		38,465,495
Energy - 0.7%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (b)(e)	193,218	2
Superior Energy Services Inc Class A (b)(e)	110,370	9,076,829
		9,076,831
Oil, Gas & Consumable Fuels - 0.6%
California Resources Corp	17,780	951,230
Energy Transfer LP	1,252,700	23,112,315
EP Energy Corp (b)(e)	841,775	1,405,764
Expand Energy Corp	627	70,480
Expand Energy Corp warrants 2/9/2026 (b)	1,183	120,075
Mesquite Energy Inc (b)(e)	317,026	65,231,200
Unit Corp	37,978	1,248,717
		92,139,781
TOTAL ENERGY		101,216,612
Financials - 2.4%
Capital Markets - 0.3%
Ares Management Corp Class A	145,100	21,717,117
Moody's Corp	33,900	17,477,484
PJT Partners Inc Class A	5,092	881,069
		40,075,670
Consumer Finance - 0.2%
OneMain Holdings Inc	569,200	37,305,367
Financial Services - 1.5%
Apollo Global Management Inc	610,300	82,109,762
Block Inc Class A (b)	596,500	36,046,495
Carnelian Point Holdings LP warrants 6/30/2027 (b)(e)	931	2,719
Mastercard Inc Class A	92,500	49,838,075
Visa Inc Class A	178,500	57,446,655
		225,443,706
Insurance - 0.4%
Arthur J Gallagher & Co	211,900	52,841,503
TOTAL FINANCIALS		355,666,246
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	61,700	2,727,140
Health Care Providers & Services - 0.1%
Cano Health LLC warrants 6/28/2029 (b)(e)	10,791	38,524
Encompass Health Corp	34	3,214
Enhabit Inc (b)	17	181
Tenet Healthcare Corp (b)	105,098	19,892,949
		19,934,868
TOTAL HEALTH CARE		22,662,008
Industrials - 5.9%
Building Products - 0.6%
Carlisle Cos Inc	35,200	11,999,328
Simpson Manufacturing Co Inc	75,300	13,311,534
Trane Technologies PLC	149,500	62,876,710
		88,187,572
Construction & Engineering - 3.0%
Comfort Systems USA Inc	237,200	270,906,121
Construction Partners Inc Class A (b)	143,700	15,789,756
EMCOR Group Inc	142,500	102,704,025
IES Holdings Inc (b)	131,500	50,008,135
WillScot Holdings Corp	610,100	12,220,303
		451,628,340
Electrical Equipment - 1.9%
Eaton Corp PLC	206,300	72,497,946
Nextpower Inc Class A (b)	876,300	102,605,967
nVent Electric PLC	315,900	35,462,934
Vertiv Holdings Co Class A	414,400	77,152,992
		287,719,839
Machinery - 0.4%
Parker-Hannifin Corp	58,900	55,120,976
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	265,711	79,713
Spirit Aviation Holdings Inc	57,517	17,255
		96,968
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (b)(e)	34,884	0
TOTAL INDUSTRIALS		882,753,695
Information Technology - 5.1%
Communications Equipment - 0.4%
Arista Networks Inc (b)	384,000	54,428,160
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp (b)	154,500	32,781,810
IT Services - 0.0%
GTT Communications Inc (b)(e)	85,487	2,861,250
Semiconductors & Semiconductor Equipment - 3.4%
KLA Corp	42,500	60,687,450
Marvell Technology Inc	273,600	21,592,512
Micron Technology Inc	170,800	70,861,504
MKS Inc	155,900	36,700,419
NVIDIA Corp	1,349,000	257,834,370
ON Semiconductor Corp (b)	692,703	41,485,983
Wolfspeed Inc (c)	948,540	14,854,136
		504,016,374
Software - 1.1%
AppLovin Corp Class A (b)	37,700	17,836,247
Autodesk Inc (b)	75,700	19,142,259
Microsoft Corp	227,400	97,847,946
Monday.com Ltd (b)	206,900	23,741,775
Terawulf Inc (b)(c)	952,300	12,732,251
		171,300,478
TOTAL INFORMATION TECHNOLOGY		765,388,072
Materials - 0.4%
Chemicals - 0.0%
Chemours Co/The (c)	857,210	12,849,578
Construction Materials - 0.4%
Eagle Materials Inc	142,000	28,941,020
James Hardie Industries PLC (b)	489,900	11,262,801
Martin Marietta Materials Inc	23,300	15,190,435
		55,394,256
Metals & Mining - 0.0%
Elah Holdings Inc (b)	906	10,981
TOTAL MATERIALS		68,254,815
Utilities - 1.0%
Electric Utilities - 0.3%
Constellation Energy Corp	172,900	48,529,572
Portland General Electric Co	14,817	744,554
		49,274,126
Independent Power and Renewable Electricity Producers - 0.7%
PureWest Energy LLC (b)(e)	17,812	4,004
Vistra Corp	636,300	100,758,105
		100,762,109
TOTAL UTILITIES		150,036,235
TOTAL UNITED STATES		3,081,192,918
TOTAL COMMON STOCKS (Cost $1,834,173,508)		3,370,088,165

Convertible Corporate Bonds - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Communication Services - 0.9%
Media - 0.9%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (h)	40,925,070	141,933,258
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (e)	4,687,074	4,519,746
Financials - 0.1%
Capital Markets - 0.1%
Coinbase Global Inc 0.25% 4/1/2030	8,566,000	8,342,236
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed Inc 2.5% 6/15/2031 (f)	10,253,000	13,918,448
Wolfspeed Inc 2.5% 6/15/2031	9,066,000	12,307,095
TOTAL INFORMATION TECHNOLOGY		26,225,543
TOTAL UNITED STATES		181,020,783
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $73,796,779)		181,020,783

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Financials - 0.9%
Financial Services - 0.9%
Acrisure Holdings Inc Series A-2 (e) (Cost $119,021,589)	4,942,757	137,013,224

Non-Convertible Corporate Bonds - 46.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	5,032,000	4,861,919
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (f)	9,015,000	9,014,269
Mineral Resources Ltd 7% 4/1/2031 (f)	7,885,000	8,286,785
Mineral Resources Ltd 8% 11/1/2027 (f)	10,925,000	11,172,136
Mineral Resources Ltd 8.5% 5/1/2030 (f)	18,940,000	19,633,900
Mineral Resources Ltd 9.25% 10/1/2028 (f)	20,295,000	21,318,058

TOTAL AUSTRALIA		74,287,067
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (f)	9,085,000	9,155,863
CANADA - 1.1%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (f)	12,115,000	11,934,262
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	39,005,000	37,215,697
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (f)	10,600,000	10,537,367
		59,687,326
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (f)	7,775,000	7,258,286
TOTAL CONSUMER DISCRETIONARY		66,945,612
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teine Energy Ltd 6.875% 4/15/2029 (f)	8,990,000	8,997,011
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (f)	6,075,000	6,084,118
Bombardier Inc 7.25% 7/1/2031 (f)	6,080,000	6,454,917
Bombardier Inc 8.75% 11/15/2030 (f)	9,040,000	9,687,870
		22,226,905
Machinery - 0.1%
ATS Corp 4.125% 12/15/2028 (f)	7,895,000	7,702,779
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (f)	9,105,000	9,070,472
TOTAL INDUSTRIALS		39,000,156
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (f)	10,610,000	10,955,106
Open Text Holdings Inc 4.125% 12/1/2031 (f)	5,485,000	4,927,557
Open Text Holdings Inc 4.125% 2/15/2030 (f)	5,690,000	5,285,499
TOTAL INFORMATION TECHNOLOGY		21,168,162
Materials - 0.2%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (f)	8,160,000	8,523,022
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (f)	5,600,000	5,595,180
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (f)	8,880,000	8,570,009
		14,165,189
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (f)	7,020,000	7,013,605
TOTAL MATERIALS		29,701,816
TOTAL CANADA		165,812,757
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (f)	7,555,000	6,025,113
FRANCE - 1.1%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA 6.5% 10/15/2031 (f)	2,244,667	2,187,383
Altice France SA 6.5% 4/15/2032 (f)	63,936,793	62,447,737
Altice France SA 6.875% 10/15/2030 (f)	3,612,808	3,547,491
Altice France SA 6.875% 7/15/2032 (f)	84,195,958	82,218,675
TOTAL COMMUNICATION SERVICES		150,401,286
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (f)	11,205,000	11,907,945
TOTAL FRANCE		162,309,231
GERMANY - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 5.125% 2/1/2029	15,060,000	9,305,774
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (f)	1,725,000	1,606,406
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (f)	9,095,000	8,649,954
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	3,684,000	3,682,208
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,085,000	6,143,665

TOTAL ISRAEL		9,825,873
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (e)	1,981,620	0
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (f)	5,700,000	5,516,745
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (f)	7,695,732	7,868,886
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (f)	2,713,252	2,777,692

TOTAL MEXICO		10,646,578
NETHERLANDS - 0.2%
Communication Services - 0.2%
Media - 0.2%
VZ Secured Financing BV 5% 1/15/2032 (f)	24,310,000	21,950,907
Ziggo BV 4.875% 1/15/2030 (f)	7,990,000	7,543,073

TOTAL NETHERLANDS		29,493,980
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (f)	11,920,000	12,487,237
SPAIN - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Grifols SA 4.75% 10/15/2028 (f)	6,075,000	5,985,021
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	5,971,000	5,857,815
TOTAL SPAIN		11,842,836
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	9,700,000	8,147,030
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (f)	13,719,000	13,798,536
UNITED KINGDOM - 1.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)	21,200,000	19,372,320
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	4,205,000	4,418,297
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (f)	6,430,000	6,875,679
TOTAL CONSUMER DISCRETIONARY		11,293,976
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
EG Global Finance PLC 12% 11/30/2028 (f)	98,190,000	106,277,805
Financials - 0.1%
Insurance - 0.1%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 8.125% 2/15/2032 (f)	8,915,000	9,083,823
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (f)	6,495,000	6,328,511
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce PLC 5.75% 10/15/2027 (f)	10,870,000	11,135,300
TOTAL UNITED KINGDOM		163,491,735
UNITED STATES - 41.4%
Communication Services - 4.1%
Diversified Telecommunication Services - 0.9%
APLD ComputeCo LLC 9.25% 12/15/2030 (f)	29,800,000	30,954,579
Cipher Compute LLC 7.125% 11/15/2030 (f)	12,955,000	13,348,974
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	19,575,000	19,575,646
Level 3 Financing Inc 7% 3/31/2034 (f)	39,540,000	40,955,730
WULF Compute LLC 7.75% 10/15/2030 (f)	29,235,000	30,492,690
		135,327,619
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (f)	9,120,000	8,725,788
Media - 3.1%
CSC Holdings LLC 3.375% 2/15/2031 (f)	27,290,000	16,266,265
CSC Holdings LLC 4.125% 12/1/2030 (f)	25,825,000	15,660,383
CSC Holdings LLC 4.5% 11/15/2031 (f)	62,895,000	38,153,252
CSC Holdings LLC 6.5% 2/1/2029 (f)	14,725,000	9,431,478
DISH Network Corp 11.75% 11/15/2027 (f)	59,780,000	61,869,789
EchoStar Corp 10.75% 11/30/2029	149,905,256	164,329,140
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (h)	46,281,132	47,102,067
Scripps Escrow II Inc 3.875% 1/15/2029 (f)	2,820,000	2,602,591
Sirius XM Radio LLC 3.875% 9/1/2031 (f)	12,130,000	11,078,987
Sirius XM Radio LLC 4% 7/15/2028 (f)	10,140,000	9,904,951
Sirius XM Radio LLC 5% 8/1/2027 (f)	8,280,000	8,265,608
Univision Communications Inc 4.5% 5/1/2029 (f)	12,060,000	11,519,164
Univision Communications Inc 7.375% 6/30/2030 (f)	39,140,000	39,652,891
Univision Communications Inc 8.5% 7/31/2031 (f)	21,160,000	22,066,854
Univision Communications Inc 9.375% 8/1/2032 (f)	13,620,000	14,664,055
		472,567,475
TOTAL COMMUNICATION SERVICES		616,620,882
Consumer Discretionary - 5.3%
Automobile Components - 0.3%
Adient Global Holdings Ltd 7% 4/15/2028 (f)	5,935,000	6,069,938
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	11,885,000	12,160,756
Dana Inc 4.25% 9/1/2030	4,463,000	4,263,234
Dana Inc 4.5% 2/15/2032	4,918,000	4,651,151
Hertz Corp/The 12.625% 7/15/2029 (f)	2,915,000	2,934,207
Hertz Corp/The 5.5% (e)(j)(m)	10,890,000	1
Hertz Corp/The 6% (e)(j)(m)	10,285,000	1
Hertz Corp/The 6.25% (e)(j)(m)	11,875,000	1
Hertz Corp/The 7.125% (e)(j)(m)	10,285,000	1
Nesco Holdings II Inc 5.5% 4/15/2029 (f)	14,525,000	14,312,936
		44,392,226
Automobiles - 0.1%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (f)	3,550,000	3,302,109
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (f)	4,005,000	3,981,275
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (f)	1,785,000	1,850,829
		9,134,213
Broadline Retail - 0.2%
ANGI Group LLC 3.875% 8/15/2028 (f)	5,530,000	5,059,950
Wayfair LLC 6.75% 11/15/2032 (f)	9,375,000	9,689,738
Wayfair LLC 7.25% 10/31/2029 (f)	13,000,000	13,592,644
		28,342,332
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (f)	5,960,000	6,280,278
Diversified Consumer Services - 0.3%
Adtalem Global Education Inc 5.5% 3/1/2028 (f)	9,010,000	8,986,459
Service Corp International/US 4% 5/15/2031	12,070,000	11,486,059
TKC Holdings Inc 6.875% 5/15/2028 (f)	20,025,000	20,163,714
		40,636,232
Hotels, Restaurants & Leisure - 2.6%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (f)	5,565,000	4,933,012
Boyd Gaming Corp 4.75% 6/15/2031 (f)	15,120,000	14,728,745
Boyne USA Inc 4.75% 5/15/2029 (f)	6,360,000	6,275,836
Carnival Corp 4% 8/1/2028 (f)	56,090,000	55,506,272
Carnival Corp 5.125% 5/1/2029 (f)	11,880,000	12,011,369
Carnival Corp 5.875% 6/15/2031 (f)	8,925,000	9,225,533
Carnival Corp 7% 8/15/2029 (f)	6,075,000	6,357,492
Churchill Downs Inc 5.75% 4/1/2030 (f)	14,970,000	15,051,152
Churchill Downs Inc 6.75% 5/1/2031 (f)	11,880,000	12,240,368
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	25,865,000	25,014,745
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	34,295,000	32,431,593
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	5,595,000	5,446,220
Hilton Domestic Operating Co Inc 4% 5/1/2031 (f)	8,395,000	8,013,424
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	6,900,000	6,913,483
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (f)	8,920,000	8,963,030
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (f)	8,555,000	8,752,903
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (f)	11,955,000	12,348,702
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	8,435,000	8,438,011
Jacobs Entertainment Inc 6.75% 2/15/2029 (f)	8,585,000	8,476,142
Light & Wonder International Inc 7.5% 9/1/2031 (f)	5,990,000	6,268,212
Lindblad Expeditions LLC 7% 9/15/2030 (f)	8,075,000	8,429,791
MGM Resorts International 4.75% 10/15/2028	11,125,000	11,104,235
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (f)	17,220,000	17,954,433
Neogen Food Safety Corp 8.625% 7/20/2030 (f)	5,205,000	5,548,858
Papa John's International Inc 3.875% 9/15/2029 (f)	5,560,000	5,308,980
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (f)	13,730,000	10,138,575
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (f)	2,100,000	1,347,570
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (f)	9,125,000	9,194,898
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	12,110,000	12,557,861
Station Casinos LLC 4.625% 12/1/2031 (f)	9,135,000	8,769,610
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (f)	4,965,000	4,965,209
VOC Escrow Ltd 5% 2/15/2028 (f)	19,690,000	19,677,268
Yum! Brands Inc 4.625% 1/31/2032	11,975,000	11,708,790
		394,102,322
Household Durables - 0.7%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (f)	8,940,000	8,459,378
Installed Building Products Inc 5.625% 2/1/2034 (f)	8,935,000	8,986,360
LGI Homes Inc 8.75% 12/15/2028 (f)	6,060,000	6,315,314
Newell Brands Inc 6.375% 5/15/2030	5,960,000	5,891,044
Newell Brands Inc 6.625% 9/15/2029	6,520,000	6,526,924
Newell Brands Inc 8.5% 6/1/2028 (f)	7,450,000	7,810,915
Somnigroup International Inc 3.875% 10/15/2031 (f)	15,965,000	14,897,711
Somnigroup International Inc 4% 4/15/2029 (f)	15,925,000	15,449,804
TopBuild Corp 3.625% 3/15/2029 (f)	5,910,000	5,723,769
TopBuild Corp 5.625% 1/31/2034 (f)	8,920,000	9,000,351
Tri Pointe Homes Inc 5.7% 6/15/2028	14,380,000	14,535,318
		103,596,888
Specialty Retail - 1.0%
Asbury Automotive Group Inc 4.5% 3/1/2028	3,534,000	3,521,791
Asbury Automotive Group Inc 4.625% 11/15/2029 (f)	10,005,000	9,852,728
Asbury Automotive Group Inc 4.75% 3/1/2030	3,523,000	3,468,465
Asbury Automotive Group Inc 5% 2/15/2032 (f)	10,800,000	10,495,457
Bath & Body Works Inc 6.625% 10/1/2030 (f)	23,165,000	23,723,369
Bath & Body Works Inc 6.75% 7/1/2036	12,766,000	12,736,733
Bath & Body Works Inc 7.5% 6/15/2029	8,335,000	8,512,069
LBM Acquisition LLC 6.25% 1/15/2029 (f)	17,805,000	16,440,736
LBM Acquisition LLC 9.5% 6/15/2031 (f)	25,315,000	26,659,708
LCM Investments Holdings II LLC 8.25% 8/1/2031 (f)	7,185,000	7,569,089
Park River Holdings Inc 8% 3/15/2031 (f)	5,455,000	5,621,191
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (f)	14,865,000	15,243,478
SGUS LLC 11% (f)(j)	177,411	5,321
Wand NewCo 3 Inc 7.625% 1/30/2032 (f)	12,115,000	12,738,293
		156,588,428
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (f)	6,075,000	5,559,799
Crocs Inc 4.25% 3/15/2029 (f)	8,675,000	8,370,090
Kontoor Brands Inc 4.125% 11/15/2029 (f)	5,320,000	5,046,441
		18,976,330
TOTAL CONSUMER DISCRETIONARY		802,049,249
Consumer Staples - 2.2%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	6,360,000	6,365,298
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	36,160,000	34,705,070
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (f)	25,300,000	25,281,109
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	44,700,000	44,095,993
C&S Group Enterprises LLC 5% 12/15/2028 (f)	8,615,000	8,086,316
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)	33,960,000	35,582,099
Performance Food Group Inc 4.25% 8/1/2029 (f)	8,495,000	8,317,898
Performance Food Group Inc 5.5% 10/15/2027 (f)	8,855,000	8,859,799
US Foods Inc 4.625% 6/1/2030 (f)	7,520,000	7,407,498
US Foods Inc 7.25% 1/15/2032 (f)	5,990,000	6,284,780
		178,620,562
Food Products - 0.8%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (f)	6,285,000	6,253,026
Darling Ingredients Inc 6% 6/15/2030 (f)	13,885,000	14,069,893
Fiesta Purchaser Inc 7.875% 3/1/2031 (f)	11,455,000	11,781,296
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	7,330,000	7,414,976
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)	12,150,000	11,729,554
Lamb Weston Holdings Inc 4.375% 1/31/2032 (f)	6,075,000	5,787,748
Post Holdings Inc 4.5% 9/15/2031 (f)	47,500,000	44,999,800
Post Holdings Inc 4.625% 4/15/2030 (f)	15,630,000	15,262,881
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (f)	8,340,000	8,037,936
		125,337,110
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (f)	1,993,000	1,608,350
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (f)	14,740,000	15,146,068
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC 4.75% 1/15/2029 (f)	8,760,000	8,668,560
		23,814,628
TOTAL CONSUMER STAPLES		335,745,948
Energy - 6.2%
Energy Equipment & Services - 0.6%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (f)	5,990,000	6,369,347
Nabors Industries Inc 7.625% 11/15/2032 (f)	5,965,000	6,076,569
Nabors Industries Inc 9.125% 1/31/2030 (f)	12,085,000	12,762,123
Noble Finance II LLC 8% 4/15/2030 (f)	5,935,000	6,186,970
Nustar Logistics LP 6% 6/1/2026	12,025,000	12,040,729
SESI LLC 7.875% 9/30/2030 (f)	5,940,000	5,989,451
Transocean International Ltd 7.875% 10/15/2032 (f)	4,035,000	4,256,262
Transocean International Ltd 8.25% 5/15/2029 (f)	4,565,000	4,651,142
Transocean International Ltd 8.5% 5/15/2031 (f)	4,565,000	4,646,682
Transocean International Ltd 8.75% 2/15/2030 (f)	17,726,250	18,478,446
Transocean Titan Financing Ltd 8.375% 2/1/2028 (f)	9,948,238	10,148,277
Valaris Ltd 8.375% 4/30/2030 (f)	5,985,000	6,253,786
		97,859,784
Oil, Gas & Consumable Fuels - 5.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (f)	9,060,000	9,075,692
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (f)	17,645,000	17,652,005
California Resources Corp 8.25% 6/15/2029 (f)	6,045,000	6,358,011
Chesapeake Energy Corp 7% (e)(j)	6,915,000	1
Chesapeake Energy Corp 8% (e)(j)	2,132,000	0
Chesapeake Energy Corp 8% (e)(j)	3,385,000	0
CITGO Petroleum Corp 8.375% 1/15/2029 (f)	26,350,000	27,384,923
Civitas Resources Inc 8.625% 11/1/2030 (f)	12,020,000	12,712,665
CNX Midstream Partners LP 4.75% 4/15/2030 (f)	6,435,000	6,251,970
CNX Resources Corp 6% 1/15/2029 (f)	5,345,000	5,376,001
CNX Resources Corp 7.375% 1/15/2031 (f)	5,930,000	6,141,594
Comstock Resources Inc 5.875% 1/15/2030 (f)	32,085,000	31,305,280
Comstock Resources Inc 6.75% 3/1/2029 (f)	20,060,000	20,187,903
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	27,225,000	27,073,119
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (f)	16,090,000	17,296,557
CVR Energy Inc 5.75% 2/15/2028 (f)	22,655,000	22,640,052
CVR Energy Inc 8.5% 1/15/2029 (f)	42,375,000	44,165,217
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	17,655,000	17,771,629
DT Midstream Inc 4.125% 6/15/2029 (f)	9,070,000	8,966,392
DT Midstream Inc 4.375% 6/15/2031 (f)	9,070,000	8,892,387
Energy Transfer LP 5.5% 6/1/2027	16,735,000	16,989,959
Energy Transfer LP 5.625% 5/1/2027 (f)	18,015,000	18,008,817
Energy Transfer LP 6% 2/1/2029 (f)	25,785,000	26,037,979
Energy Transfer LP 7.375% 2/1/2031 (f)	5,000,000	5,189,523
Expand Energy Corp 5.375% 3/15/2030	12,145,000	12,361,089
Expand Energy Corp 5.875% 2/1/2029 (f)	5,840,000	5,840,314
Expand Energy Corp 6.75% 4/15/2029 (f)	8,995,000	9,042,940
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (f)	5,200,000	5,326,396
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (f)	7,505,000	7,910,661
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	9,875,000	9,645,928
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	11,235,000	11,237,944
Hess Midstream Operations LP 5.5% 10/15/2030 (f)	6,060,000	6,123,914
HF Sinclair Corp 5% 2/1/2028	7,615,000	7,613,745
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (f)	12,280,000	12,380,819
Kinetik Holdings LP 5.875% 6/15/2030 (f)	9,060,000	9,168,149
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (f)	6,030,000	5,864,281
Murphy Oil USA Inc 3.75% 2/15/2031 (f)	5,300,000	4,978,254
Murphy Oil USA Inc 4.75% 9/15/2029	6,860,000	6,826,428
Murphy Oil USA Inc 5.625% 5/1/2027	6,030,000	6,032,545
Northern Oil & Gas Inc 7.875% 10/15/2033 (f)	10,995,000	11,100,761
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	11,950,000	12,353,193
Occidental Petroleum Corp 7.2% 3/15/2029	3,964,000	4,277,064
ONEOK Inc 6.5% 9/1/2030 (f)	17,745,000	19,035,859
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	27,530,000	27,489,377
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	25,400,000	25,434,341
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	14,650,000	15,535,870
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	8,645,000	8,677,419
SM Energy Co 6.625% 1/15/2027	21,320,000	21,341,877
SM Energy Co 6.75% 9/15/2026	4,550,000	4,557,080
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	12,185,000	11,897,692
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	10,170,000	10,010,043
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (f)	5,990,000	6,184,232
Sunoco LP 4.5% 10/1/2029 (f)	8,995,000	8,802,568
Sunoco LP 4.625% 5/1/2030 (f)	12,175,000	11,871,572
Sunoco LP 6.625% 8/15/2032 (f)	6,030,000	6,218,927
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (f)	595,000	594,795
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (f)	11,485,000	11,557,562
Talos Production Inc 9% 2/1/2029 (f)	5,340,000	5,564,013
Talos Production Inc 9.375% 2/1/2031 (f)	6,055,000	6,414,370
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	10,360,000	10,456,672
Unit Corp 0% 12/1/2029 (Escrow) (e)	2,202,000	0
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (f)	7,585,000	7,205,897
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (f)	7,585,000	6,998,980
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (f)	8,925,000	9,186,520
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	29,640,000	30,760,342
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (f)	9,400,000	9,734,921
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	29,645,000	31,075,666
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	13,130,000	14,395,312
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (f)	13,420,000	14,964,682
		839,528,690
TOTAL ENERGY		937,388,474
Financials - 5.0%
Capital Markets - 0.5%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (f)	15,505,000	15,468,366
Coinbase Global Inc 3.375% 10/1/2028 (f)	29,675,000	28,333,438
Coinbase Global Inc 3.625% 10/1/2031 (f)	18,050,000	15,946,563
Hightower Holding LLC 6.75% 4/15/2029 (f)	5,945,000	5,936,829
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (f)	8,740,000	8,604,586
MSCI Inc 4% 11/15/2029 (f)	3,245,000	3,179,084
		77,468,866
Consumer Finance - 1.4%
Ally Financial Inc 8% 11/1/2031	144,500,000	163,848,303
Ally Financial Inc 8% 11/1/2031	20,638,000	23,356,402
OneMain Finance Corp 4% 9/15/2030	5,610,000	5,261,774
OneMain Finance Corp 5.375% 11/15/2029	9,400,000	9,375,236
OneMain Finance Corp 6.625% 1/15/2028	7,305,000	7,496,676
OneMain Finance Corp 7.875% 3/15/2030	6,055,000	6,387,189
		215,725,580
Financial Services - 0.9%
Block Inc 3.5% 6/1/2031	12,070,000	11,287,514
Block Inc 5.625% 8/15/2030 (f)	13,300,000	13,537,312
Block Inc 6% 8/15/2033 (f)	10,515,000	10,740,892
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	22,675,000	22,788,375
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	11,165,000	9,855,264
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	38,210,000	37,800,691
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	4,817,000	4,817,154
James Hardie International Finance DAC 5% 1/15/2028 (f)	4,136,000	4,131,360
MGIC Investment Corp 5.25% 8/15/2028	7,710,000	7,705,551
NCR Atleos Corp 9.5% 4/1/2029 (f)	8,995,000	9,640,085
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (f)	4,945,000	5,044,849
		137,349,047
Insurance - 2.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	9,105,000	8,991,188
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	6,825,000	6,997,004
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	6,065,000	6,279,043
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (f)	28,450,000	29,498,468
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (f)	11,125,000	10,987,607
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	9,115,000	9,086,171
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	49,965,000	50,106,302
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	35,177,000	35,759,003
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (f)	10,385,000	10,766,722
AmWINS Group Inc 4.875% 6/30/2029 (f)	8,805,000	8,687,389
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (f)	14,875,000	15,541,467
HUB International Ltd 5.625% 12/1/2029 (f)	36,135,000	36,097,112
HUB International Ltd 7.25% 6/15/2030 (f)	38,895,000	40,581,254
HUB International Ltd 7.375% 1/31/2032 (f)	15,140,000	15,859,241
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	21,230,000	21,865,329
USI Inc/NY 7.5% 1/15/2032 (f)	8,005,000	8,380,194
		315,483,494
TOTAL FINANCIALS		746,026,987
Health Care - 3.1%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (f)	6,075,000	5,833,451
Bausch + Lomb Corp 8.375% 10/1/2028 (f)	11,980,000	12,489,150
		18,322,601
Health Care Providers & Services - 1.9%
Accendra Health Inc 4.5% 3/31/2029 (f)	8,310,000	5,467,441
CHS/Community Health Systems Inc 10.875% 1/15/2032 (f)	17,432,000	18,766,210
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	21,790,000	19,546,643
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)	18,245,000	17,203,468
CHS/Community Health Systems Inc 6% 1/15/2029 (f)	8,490,000	8,467,077
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	13,855,000	11,402,064
DaVita Inc 3.75% 2/15/2031 (f)	4,180,000	3,834,276
DaVita Inc 4.625% 6/1/2030 (f)	31,515,000	30,324,231
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)	9,035,000	8,532,885
HealthEquity Inc 4.5% 10/1/2029 (f)	6,410,000	6,248,196
Molina Healthcare Inc 3.875% 11/15/2030 (f)	10,465,000	9,652,631
Molina Healthcare Inc 3.875% 5/15/2032 (f)	12,160,000	10,942,190
Molina Healthcare Inc 4.375% 6/15/2028 (f)	7,525,000	7,391,270
National Mentor Holdings Inc 10.5% 12/15/2030 (f)	11,900,000	12,296,082
Surgery Center Holdings Inc 7.25% 4/15/2032 (f)	6,785,000	6,831,225
Tenet Healthcare Corp 4.25% 6/1/2029	17,640,000	17,334,773
Tenet Healthcare Corp 4.375% 1/15/2030	43,755,000	42,995,755
Tenet Healthcare Corp 5.125% 11/1/2027	18,070,000	18,074,933
Tenet Healthcare Corp 6.125% 6/15/2030	30,025,000	30,640,003
Tenet Healthcare Corp 6.75% 5/15/2031	6,005,000	6,237,111
		292,188,464
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (f)	12,070,000	12,074,063
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (f)	10,515,000	10,142,436
Charles River Laboratories International Inc 4% 3/15/2031 (f)	12,085,000	11,453,539
Charles River Laboratories International Inc 4.25% 5/1/2028 (f)	3,400,000	3,351,996
		24,947,971
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (f)	67,915,000	69,698,244
Jazz Securities DAC 4.375% 1/15/2029 (f)	12,305,000	12,107,111
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)	21,010,000	20,607,018
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)	18,260,000	16,582,873
		118,995,246
TOTAL HEALTH CARE		466,528,345
Industrials - 6.0%
Aerospace & Defense - 1.7%
ATI Inc 4.875% 10/1/2029	6,080,000	6,061,325
ATI Inc 5.125% 10/1/2031	5,395,000	5,403,519
ATI Inc 7.25% 8/15/2030	5,985,000	6,274,094
Moog Inc 4.25% 12/15/2027 (f)	3,455,000	3,436,886
TransDigm Inc 4.625% 1/15/2029	38,080,000	37,849,822
TransDigm Inc 4.875% 5/1/2029	25,000,000	24,954,240
TransDigm Inc 6.25% 1/31/2034 (f)	4,715,000	4,872,806
TransDigm Inc 6.375% 3/1/2029 (f)	15,065,000	15,479,288
TransDigm Inc 6.375% 5/31/2033 (f)	35,000,000	35,630,420
TransDigm Inc 6.625% 3/1/2032 (f)	6,065,000	6,271,046
TransDigm Inc 6.75% 1/31/2034 (f)	17,840,000	18,464,685
TransDigm Inc 6.75% 8/15/2028 (f)	27,225,000	27,701,438
TransDigm Inc 6.875% 12/15/2030 (f)	47,905,000	49,897,130
TransDigm Inc 7.125% 12/1/2031 (f)	12,085,000	12,673,648
		254,970,347
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (f)	14,880,000	15,549,757
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (f)	2,325,000	2,321,995
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)	6,050,000	6,185,720
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (f)	9,120,000	9,366,815
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)	4,125,000	4,007,396
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	8,020,000	7,915,080
		29,797,006
Commercial Services & Supplies - 2.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	7,690,000	7,599,732
Artera Services LLC 8.5% 2/15/2031 (f)	28,205,000	22,926,350
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	44,695,000	42,850,871
Brink's Co/The 4.625% 10/15/2027 (f)	12,180,000	12,178,844
Clean Harbors Inc 6.375% 2/1/2031 (f)	4,960,000	5,078,728
CoreCivic Inc 8.25% 4/15/2029	34,400,000	36,030,801
GEO Group Inc/The 10.25% 4/15/2031	15,225,000	16,612,165
GEO Group Inc/The 8.625% 4/15/2029	21,310,000	22,284,565
GFL Environmental Inc 4% 8/1/2028 (f)	9,105,000	8,961,061
GFL Environmental Inc 4.75% 6/15/2029 (f)	12,095,000	12,017,148
GFL Environmental Inc 6.75% 1/15/2031 (f)	8,975,000	9,389,027
Madison IAQ LLC 4.125% 6/30/2028 (f)	11,390,000	11,253,543
Madison IAQ LLC 5.875% 6/30/2029 (f)	9,085,000	9,073,704
Neptune Bidco US Inc 10.375% 5/15/2031 (f)	8,935,000	9,446,918
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	62,340,000	63,898,501
Neptune Bidco US Inc 9.5% 2/15/2033 (f)	10,000,000	10,182,661
Reworld Holding Corp 4.875% 12/1/2029 (f)	26,475,000	25,629,807
Williams Scotsman Inc 7.375% 10/1/2031 (f)	5,590,000	5,828,095
		331,242,521
Construction & Engineering - 0.1%
Arcosa Inc 4.375% 4/15/2029 (f)	8,410,000	8,267,241
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (f)	7,394,000	7,238,918
Ground Transportation - 0.3%
Uber Technologies Inc 4.5% 8/15/2029 (f)	27,335,000	27,223,006
XPO Inc 6.25% 6/1/2028 (f)	5,950,000	6,053,084
XPO Inc 7.125% 2/1/2032 (f)	9,085,000	9,550,597
		42,826,687
Machinery - 0.3%
Allison Transmission Inc 5.875% 6/1/2029 (f)	7,960,000	8,060,105
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (f)(h)	18,746,254	20,627,261
Chart Industries Inc 7.5% 1/1/2030 (f)	15,680,000	16,314,491
		45,001,857
Passenger Airlines - 0.8%
Allegiant Travel Co 7.25% 8/15/2027 (f)	6,840,000	6,917,477
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (f)	19,595,000	19,949,180
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (f)	20,045,000	20,916,797
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (f)	29,825,000	30,135,299
United Airlines Inc 4.375% 4/15/2026 (f)	30,025,000	30,005,241
United Airlines Inc 4.625% 4/15/2029 (f)	18,025,000	18,008,200
		125,932,194
Professional Services - 0.2%
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (f)	9,045,000	8,539,100
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (f)	12,040,000	11,415,921
TriNet Group Inc 3.5% 3/1/2029 (f)	8,865,000	8,378,202
		28,333,223
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (f)	9,065,000	9,611,665
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (f)	6,975,000	7,275,880
		16,887,545
TOTAL INDUSTRIALS		906,047,296
Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp 5% 12/15/2029 (f)	9,495,000	9,455,734
CPI CG Inc 10% 7/15/2029 (f)	5,636,000	5,992,984
Lightning Power LLC 7.25% 8/15/2032 (f)	11,955,000	12,724,831
TTM Technologies Inc 4% 3/1/2029 (f)	8,870,000	8,616,117
		36,789,666
IT Services - 0.9%
CoreWeave Inc 9% 2/1/2031 (f)	24,840,000	24,150,893
CoreWeave Inc 9.25% 6/1/2030 (f)	44,700,000	44,002,598
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (f)	11,810,000	11,222,303
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	9,345,000	9,333,210
Sabre GLBL Inc 11.125% 7/15/2030 (f)	30,145,000	24,379,769
Twilio Inc 3.625% 3/15/2029	9,995,000	9,571,210
Twilio Inc 3.875% 3/15/2031	10,460,000	9,884,700
		132,544,683
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp 3.875% 9/1/2028 (f)	11,065,000	10,841,369
Synaptics Inc 4% 6/15/2029 (f)	7,015,000	6,796,418
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (h)	11,459,645	9,282,312
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (f)(h)	6,660,020	7,201,147
		34,121,246
Software - 1.6%
Cloud Software Group Inc 6.5% 3/31/2029 (f)	67,735,000	67,312,845
Crowdstrike Holdings Inc 3% 2/15/2029	8,870,000	8,487,119
Elastic NV 4.125% 7/15/2029 (f)	24,245,000	23,291,533
Fair Isaac Corp 4% 6/15/2028 (f)	2,910,000	2,861,793
NCR Voyix Corp 5% 10/1/2028 (f)	5,530,000	5,458,529
NCR Voyix Corp 5.125% 4/15/2029 (f)	2,583,000	2,545,592
Oracle Corp 3.8% 11/15/2037	9,470,000	7,625,001
PTC Inc 4% 2/15/2028 (f)	6,575,000	6,479,192
UKG Inc 6.875% 2/1/2031 (f)	9,090,000	9,082,673
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	83,585,000	92,187,735
		225,332,012
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (f)	19,590,000	20,692,429
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (f)	12,720,000	13,460,190
		34,152,619
TOTAL INFORMATION TECHNOLOGY		462,940,226
Materials - 2.2%
Chemicals - 0.7%
Ingevity Corp 3.875% 11/1/2028 (f)	11,105,000	10,800,865
LSB Industries Inc 6.25% 10/15/2028 (f)	21,105,000	21,127,667
Olympus Water US Holding Corp 4.25% 10/1/2028 (f)	15,305,000	14,875,748
Olympus Water US Holding Corp 7.25% 2/15/2033 (f)	29,715,000	29,599,363
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	7,820,000	7,801,011
Scotts Miracle-Gro Co/The 4% 4/1/2031	11,945,000	11,244,158
Tronox Inc 4.625% 3/15/2029 (f)	13,295,000	10,218,972
WR Grace Holdings LLC 7.375% 3/1/2031 (f)	5,940,000	6,063,206
		111,730,990
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	24,115,000	25,708,881
Containers & Packaging - 0.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (f)	5,915,000	5,689,410
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (f)	11,830,000	11,237,351
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (f)	5,945,000	6,109,504
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	7,185,000	7,248,300
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)	44,650,000	44,681,981
Crown Cork & Seal Co Inc 7.5% 12/15/2096	12,871,000	12,774,468
Graphic Packaging International LLC 3.75% 2/1/2030 (f)	7,880,000	7,442,081
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (f)	5,930,000	6,041,188
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (f)	5,935,000	6,023,586
Trident TPI Holdings Inc 12.75% 12/31/2028 (f)	5,870,000	5,877,976
		113,125,845
Metals & Mining - 0.6%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (f)	15,485,000	15,251,122
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	4,970,000	5,257,410
Arsenal AIC Parent LLC 8% 10/1/2030 (f)	7,040,000	7,455,677
Cleveland-Cliffs Inc 4.625% 3/1/2029 (f)	23,720,000	23,339,795
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	11,440,000	10,968,919
Cleveland-Cliffs Inc 7.5% 9/15/2031 (f)	3,000,000	3,165,822
Commercial Metals Co 3.875% 2/15/2031	6,135,000	5,823,410
Compass Minerals International Inc 6.75% 12/1/2027 (f)	7,378,000	7,379,033
Roller Bearing Co of America Inc 4.375% 10/15/2029 (f)	4,375,000	4,308,264
		82,949,452
TOTAL MATERIALS		333,515,168
Real Estate - 1.9%
Diversified REITs - 0.7%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (f)	9,100,000	8,703,118
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	7,365,000	7,014,609
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (f)	31,410,000	31,341,734
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	14,000,000	13,616,197
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (f)	11,195,000	11,008,461
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (f)	21,450,000	21,441,639
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (f)	12,240,000	12,242,845
		105,368,603
Health Care REITs - 0.5%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	11,190,000	8,272,148
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	18,080,000	15,501,325
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	38,043,000	37,192,168
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (f)	9,100,000	9,749,349
		70,714,990
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	11,860,000	12,944,656
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (f)	5,305,000	5,598,855
Taylor Morrison Communities Inc 5.125% 8/1/2030 (f)	10,725,000	10,793,522
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (f)	5,045,000	4,970,012
		34,307,045
Specialized REITs - 0.5%
Iron Mountain Inc 4.5% 2/15/2031 (f)	22,025,000	21,047,480
Iron Mountain Inc 4.875% 9/15/2029 (f)	24,110,000	23,803,649
SBA Communications Corp 3.125% 2/1/2029	13,305,000	12,707,762
SBA Communications Corp 3.875% 2/15/2027	17,015,000	16,888,871
		74,447,762
TOTAL REAL ESTATE		284,838,400
Utilities - 2.3%
Electric Utilities - 1.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)	6,075,000	5,591,408
Clearway Energy Operating LLC 3.75% 2/15/2031 (f)	13,295,000	12,451,479
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	6,920,000	6,915,122
NRG Energy Inc 3.375% 2/15/2029 (f)	5,145,000	4,930,257
NRG Energy Inc 3.625% 2/15/2031 (f)	10,215,000	9,542,867
NRG Energy Inc 3.875% 2/15/2032 (f)	1,254,000	1,174,290
NRG Energy Inc 5.75% 1/15/2028	9,000,000	9,005,130
NRG Energy Inc 5.75% 1/15/2034 (f)	11,885,000	11,964,249
NRG Energy Inc 6% 1/15/2036 (f)	23,775,000	24,023,474
NRG Energy Inc 6% 2/1/2033 (f)	4,240,000	4,321,357
NRG Energy Inc 6.25% 11/1/2034 (f)	5,090,000	5,225,358
Pacific Gas and Electric Co 3.75% 7/1/2028	2,867,500	2,837,409
Pacific Gas and Electric Co 3.95% 12/1/2047	10,826,000	8,071,341
Pacific Gas and Electric Co 4% 12/1/2046	13,774,000	10,359,074
Pacific Gas and Electric Co 4.3% 3/15/2045	5,995,000	4,767,512
PG&E Corp 5% 7/1/2028	22,000,000	21,953,327
PG&E Corp 5.25% 7/1/2030	8,330,000	8,279,524
Vistra Operations Co LLC 4.375% 5/1/2029 (f)	23,230,000	22,939,195
Vistra Operations Co LLC 5% 7/31/2027 (f)	22,585,000	22,603,914
Vistra Operations Co LLC 5.625% 2/15/2027 (f)	28,195,000	28,215,104
Vistra Operations Co LLC 7.75% 10/15/2031 (f)	11,985,000	12,681,580
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (f)	6,060,000	6,253,217
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (f)	17,040,000	17,369,656
		261,475,844
Gas Utilities - 0.3%
Southern Natural Gas Co LLC 7.35% 2/15/2031	23,497,000	26,081,893
Southern Natural Gas Co LLC 8% 3/1/2032	12,475,000	14,443,786
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (f)	12,070,000	11,592,472
		52,118,151
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.25% 1/15/2034 (f)	8,910,000	8,967,817
Sunnova Energy Corp 11.75% (e)(f)(j)	18,140,000	90,700
Sunnova Energy Corp 5.875% (e)(f)(j)	3,020,000	7,550
Talen Energy Supply LLC 6.25% 2/1/2034 (f)	8,920,000	9,040,063
Talen Energy Supply LLC 6.5% 2/1/2036 (f)	8,920,000	9,145,172
		27,251,302
TOTAL UTILITIES		340,845,297
TOTAL UNITED STATES		6,232,546,272
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)	7,855,000	8,251,630
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)	21,965,000	23,030,961
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)	14,250,000	14,944,688

TOTAL ZAMBIA		46,227,279
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $6,914,456,946)		6,981,176,266

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (h)(i)	2,912	4,613,255
Information Technology - 0.6%
Software - 0.6%
Strategy Inc 11% (l)	512,660	50,748,213
Strategy Inc Series A, 10%	303,400	30,340,000
TOTAL INFORMATION TECHNOLOGY		81,088,213
TOTAL UNITED STATES		85,701,468
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $79,000,962)		85,701,468

Preferred Securities - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP 6.5% (h)(m)	10,860,000	11,058,364
Energy Transfer LP 6.625% (h)(m)	37,985,000	39,594,764
Energy Transfer LP Series G, 7.125% (h)(m)	27,290,000	28,595,571
Mesquite Energy Inc 7.25% (e)(j)(m)	21,977,000	2,198
TOTAL ENERGY		79,250,897
Financials - 1.4%
Banks - 1.1%
Bank of America Corp 5.875% (h)(m)	102,630,000	106,212,135
Bank of America Corp 6.25% (h)(m)	17,800,000	18,136,285
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4058% (h)(i)(m)	26,340,000	26,578,774
		150,927,194
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (h)(m)	7,055,000	6,830,763
Insurance - 0.3%
Alliant Holdings LP 10.5% (e)(h)(m)	47,576,998	48,852,062
TOTAL FINANCIALS		206,610,019
Utilities - 0.2%
Electric Utilities - 0.2%
Edison International 5% (h)(m)	2,595,000	2,621,166
Edison International 5.375% (h)(m)	33,470,000	34,077,033
TOTAL UTILITIES		36,698,199
TOTAL UNITED STATES		322,559,115
TOTAL PREFERRED SECURITIES (Cost $331,563,148)		322,559,115

Money Market Funds - 13.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	3.70	1,937,098,934	1,937,486,354
Fidelity Securities Lending Cash Central Fund (o)(p)	3.70	84,168,339	84,176,755
TOTAL MONEY MARKET FUNDS (Cost $2,021,616,793)			2,021,663,109

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $13,348,393,025)	15,027,073,229
NET OTHER ASSETS (LIABILITIES) - 0.2%	35,199,405
NET ASSETS - 100.0%	15,062,272,634

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $426,555,813 or 2.8% of net assets.

(e)	Level 3 security.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,620,231,987 or 37.3% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Non-income producing - Security is in default.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated fund.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/1997 - 1/12/1999	21,591,597

EchoStar Corp	9/30/2024	13,256,891

Fidelity Private Credit Company LLC	4/15/2022 - 3/28/2025	378,469,472

New Cotai LLC / New Cotai Capital Corp	9/11/2020	16,677,424

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,428,611,454	1,912,434,599	1,403,551,211	50,469,601	(8,488)	-	1,937,486,354	1,937,098,934	3.4%
Fidelity Securities Lending Cash Central Fund	7,728,800	488,751,235	412,300,136	136,759	(3,144)	-	84,176,755	84,168,339	0.3%
Total	1,436,340,254	2,401,185,834	1,815,851,347	50,606,360	(11,632)	-	2,021,663,109

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	363,975,820	-	-	38,261,199	-	(6,632,955)	357,342,865	38,033,001
	363,975,820	-	-	38,261,199	-	(6,632,955)	357,342,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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